Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Inputs, Level 3 [Member] | Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers in or out from other levels	$ 0